Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due from related parties	$ 600	$ 0
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Due from related parties	1,037	351
EUA's collected from charterers	1,037	351
Fees and expenses	360	360	$ 360
Related Party [Member] | Central Mare [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses	$ 360	$ 360	$ 360